Total
SIIT World Select Equity Fund
WORLD SELECT EQUITY FUND
Investment Goal
Capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SIIT World Select Equity Fund SIIT World Select Equity Fund - Class A
Management Fees	0.55%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
SIIT World Select Equity Fund | SIIT World Select Equity Fund - Class A | USD ($)	72	224	390	871

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of U.S. and foreign companies of all capitalization ranges. These securities will include one or more of the following types of instruments: common stocks, preferred stocks, depositary receipts, warrants, exchange-traded funds (ETFs) based on an equity index, and derivative instruments whose value is based on an equity index or an underlying equity security or basket of equity securities (principally futures and forward contracts). The Fund will invest in securities of foreign issuers located in developed or emerging market countries, including frontier markets. To a lesser extent and depending on market conditions, the Fund will also invest in swaps on securities both for risk management or investment purposes. The Fund may invest in securities denominated in U.S. dollars or foreign currency. The Fund expects, under normal market conditions, to invest at least 40% of its assets in the securities of companies that are tied economically to at least three countries outside the U.S.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. The Fund is expected to have an absolute return and risk profile similar to the global equity market. The Fund is diversified as to issuers, market capitalization, industry and country.

The Sub-Advisers have the ability to seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In doing so, the Sub-Advisers can buy and sell currencies (i.e., take long or short positions) using options, futures and foreign currency forward contracts. The Sub-Advisers can also take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Sub-Advisers may attempt to take advantage of certain inefficiencies in the currency exchange market, to increase the Fund's exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Separate from active management of the Fund's foreign currency exposure, the Sub-Advisers have the ability to invest in futures contracts and forward contracts for hedging purposes, including to seek to manage the Fund's currency exposure to foreign securities and mitigate the Fund's overall risk.

Principal Risks
Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past five calendar years and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compare with those of a broad measure of market performance. The performance information shown is based on a full calendar year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 19.76% (6/30/20) Worst Quarter: -27.49% (3/31/20) The Fund's total return from January 1, 2023 to June 30, 2023 was 10.62%.

Average Annual Total Returns (for the periods ended December 31, 2022)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Returns - SIIT World Select Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SIIT World Select Equity Fund - Class A	Return Before Taxes	(11.35%)	4.84%	6.74%	Jun. 30, 2017
After Taxes on Distributions | SIIT World Select Equity Fund - Class A	Return After Taxes on Distributions	(13.54%)	2.76%	4.71%
After Taxes on Distributions and Sale of Fund Shares | SIIT World Select Equity Fund - Class A	Return After Taxes on Distributions and Sale of Fund Shares	(5.50%)	3.35%	4.87%
MSCI All Country World Net Index Return (reflects no deductions for fees or expenses)	MSCI All Country World Net Index Return (reflects no deductions for fees or expenses)	(18.36%)	5.23%	6.77%	Jun. 30, 2017